J.P. Morgan Mortgage Trust 2021-12 ABS-15G

Exhibit 99.19

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302736175	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised PCCD issued XX/XX/XXXX: Second Appraisal Fee.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302735923	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS - Risk Assessment- AUS - Risk Assessment. The loan file did not contain documentation confirming EarlyCheck was run by Underwriting at Initial Decision and Final Approval as required by lender guidelines. Response 1 (XX/XX/XXXX 6:57PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 2.2 which is acceptable for loan amounts up to $1M.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302816229	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 4:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Incorrect Section-

The Owners Title Policy was included in Section C of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section H. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f), (g)

(Open) TRID - CD - Transaction Information/Seller Info-

							The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score 2.4 is acceptable for loan amounts up to $1M.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	301542091	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract- The file contained no evidence of a properly executed sales contract addendum reflecting the $XXXX seller contribution. Response 1 (XX/XX/XXXX 2:30PM) Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines.	2	1	2	1	1	1	1	1	B	A	B	A	A	A	A	A	B	B	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A
XXXX	302425226	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Settlement agent Contact Information- The CD issued on XX/XX/XXXX is missing the following Settlement Agent information from the Contact Information table: Complete Address. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r) Response 1 (XX/XX/XXXX 2:15PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 5 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX 9:22AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The second appraisal contained in the loan file does not support the value within a 10% variance. Response 1 (XX/XX/XXXX 6:18PM) Documentation received is sufficient. (Resolved)	3	1	4	1	2	1	3	1	C	A	D	A	C	A	B	A	C	D	C	B	C	A	D	A	C	A	B	A	C	A	D	A	C	A	B	A	C	A	D	A	C	A	B	A	C	A	D	A	C	A	B	A
XXXX	302462901	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 1:56PM)
The documentation provided is not sufficient to cure the finding. LTV change is not a valid reason for the Appraisal fee to increase. Please provide a valid coc or the following to clear the finding: PCCD, LOE, Refund in the amount of $XXXX and proof of delivery to the consumer. (Upheld)

Response 2 (XX/XX/XXXX 4:49PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDA supported the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302494380	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Return Documentation Incomplete-

1065 Partnership returns for 2018 and 2019 are missing from the file. 2018 and 2019 K-1's in the file reflect the borrower's XX% ownership in XXXX; however, 1065 returns were not provided. As a result, income could not be accurately calculated.

Response 1 (XX/XX/XXXX 6:27AM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Income - Missing P&L-

Self-Employed Borrower. Missing most current Profit and Loss Statement for XXXX as required by Appendix Q.

Response 1 (XX/XX/XXXX 6:28AM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet for XXXX as required by Appendix Q.

Response 1 (XX/XX/XXXX 6:28AM)
								Explanation and documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA value $XXXX; Form 1078 full valuation.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302531997	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX 1:46PM)
The explanation provided is not sufficient to cure the finding. The Lender was listed as the payee for the Tax Related Service Fee in section B, the name of the person/company ultimately receiving payment for service should be listed. (Upheld)

Response 2 (XX/XX/XXXX 1:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VVOE Salaried/Missing-

A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower.

Response 1 (XX/XX/XXXX 6:04PM)
Documentation received is sufficient. (Resolved)

(Clear) HELOC - Closure Letter-

Loan file does not contain evidence to verify HELOC Closure as required. Per the title commitment; borrower must send a Cancellation of Equity Line Affidavit to lender instructing to close the account. The file does not contain evidence a request to close the HELOC was sent to the lender.

Response 1 (XX/XX/XXXX 6:07PM)
Payoff letter acknowledged; however, executed HELOC Closure Letter or Final Title Policy is required. (Upheld)

Response 2 (XX/XX/XXXX 6:04PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

There are additional asset findings. Reserves were required to be verified in the amount of $XXXX. Per the guidelines; in order for funds to be considered asset reserves, other liquid assets must be easily converted to cash. The file only contains an employee retirement account for the borrower with a balance of $XXXX (XX%). The file does not contain evidence of terms indicating borrower can withdraw funds up to $XXXX at anytime. Excluding the retirement account; borrowers would have $XXXX assets for reserves.

Response 1 (XX/XX/XXXX 6:20PM)
Cash out proceeds cannot be used for reserves and 401k funds cannot be used for reserves without terms of withdrawal. (upheld)

Response 2 (XX/XX/XXXX 6:15PM)
Only 1 month provided for XXXX account. Only 1 month provided for XXXX account ending in XXXX. The other XXXX account has 2 months but the $XXXX balance is short. Please provide an additional statement for the 2 referenced statements above or 401k withdrawal terms. (Upheld)

Response 3 (XX/XX/XXXX 11:02AM)
9 months of reserves are required for the subject transaction. Excluding 401k funds due to no withdrawal terms, the reserve shortage is $XXXX. (Upheld)

Response 4 (XX/XX/XXXX 3:31PM)
Investor accepts reserves shortage with compensating factors.

Response 5 (XX/XX/XXXX 6:46PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Cash-Out Amount-

The subject loan exceeds the Program Parameters for cash out amount. Subject loan is a cash-out refinance of a primary residence, paying off 1st and 2nd mortgage, and receiving cash back at closing. Second mortgage was not purchase money and the file does not reflect a 12 month history verifying less than $XXXX has been withdrawn in the last 12 months. Payoff of second mortgage was $XXXX + cash out $XXXX equals total cash out in the amount of $XXXX. The maximum cash out allowed for subject LTV of XX% is $XXXX.

Response 1 (XX/XX/XXXX 6:10PM)
Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

CU score 3.3 The file contains a XXXX appraisal risk review value of $XXXX which is a XXXX% variance and does not support value in the origination appraisal report within 10%.

Response 1 (XX/XX/XXXX 6:00PM)
The CDA value of $XXXX is over 10% less than the $XXXX appraised value (refinance). In addition, guidelines specify a XXXX CDA as opposed to XXXX. (Upheld)

Response 2 (XX/XX/XXXX 6:49PM)
Guidelines specify a XXXX CDA is required. (Upheld)

Response 3 (XX/XX/XXXX 3:44PM)
									Exception received is sufficient. (Resolved)	3	2	3	1	2	1	3	2	C	B	C	A	C	B	B	A	C	C	C	B	C	B	C	A	C	B	B	A	C	B	C	A	C	B	B	A	C	B	C	A	C	B	B	A	C	B	C	A	C	B	B	A
XXXX	302605072	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees on the CD issued on XX/XX/XXXX was not accepted: City/County Stamps Tax and State Tax/Stamps. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 11:12AM)
· The documentation provided is sufficient to cure the finding; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation. (Resolved)

(Clear) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5).

Response 1 (XX/XX/XXXX 12:59PM)
							The documentation provided is sufficient to cure the finding; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The subject loan was approved PIW and loan did not include an appraisal. Response 1 (XX/XX/XXXX 9:33AM) Explanation received is sufficient. (Resolved)	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	A	C	C	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
XXXX	302622039	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. XXXX CU score is 4. Response 1 (XX/XX/XXXX 10:36AM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302870766	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $XXXX. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of $XXXX, which is less than the system calculated Finance Charge of $XXXX. The Finance Charge on the final CD is understated by $XXXX which is more than the allowable tolerance of $XXXX. The following fees were included in the Finance Charge calculation: Points- Loan Discount Fee $XXXX, Electronic Recording Service Fee $XXXX, Lender Closing Fee $XXXX, Prepaid Interest $XXXX, Processing Fee $XXXX, Settlement Fee $XXXX, Underwriting Fee $XXXX. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.18(d); 12 CFR 1026.38(o)(2) [TRID].

Response 1 (XX/XX/XXXX 2:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Other Disclosures/Liability after Foreclosure-

The CD issued on XX/XX/XXXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure.

Response 1 (XX/XX/XXXX 2:05PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HMDA - Government Monitoring-

The Government Monitoring Section on the application was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13.

Response 1 (XX/XX/XXXX 2:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Incorrect Section-

							The Title-Endorsement Fee was included in Section C of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section B. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. XXXX CU Score is 2.7. Response 1 (XX/XX/XXXX 4:32PM) AVM supports value. Variance 2.32%. Confidence score H (0.036). (Resolved)	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	A	C	C	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
XXXX	302870771	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.2.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302870854	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - Other Disclosures/Liability after Foreclosure- The CD issued on XX/XX/XXXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure. Response 1 (XX/XX/XXXX 5:16PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX CU Score is 2.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302870890	XXXX	XX/XX/XXXX	$XXXX	QM-Temporary	ATR Compliant	(Clear) TRID - CD - Other Disclosures/Liability after Foreclosure- The CD issued on XX/XX/XXXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure. Response 1 (XX/XX/XXXX 10:28AM) The documentation provided is sufficient to cure the finding.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. XXXX CU Score is 4. Response 1 (XX/XX/XXXX 3:31PM) The documentation provided is sufficient to cure the finding. (Resolved)	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	A	C	C	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
XXXX	302567345	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - LTV-

The LTV does not meet the minimum program eligibility guidelines. The subject loan was delivered as an XX% LTV/CLTV purchase of a primary residence. Lender Jumbo Advantage Guidelines allow for a maximum LTV of XX% for this program; therefore, the subject loan does not meet program parameters.

Response 1 (XX/XX/XXXX 12:10PM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Residency Alien Documentation-

The co-borrower indicates U.S. Citizen status on the Final 1003, however, the copy of the co-borrower's Social Security Card in file indicates " Valid for Work Only". Lender Jumbo Advantage Guidelines indicate Non-Permanent Resident borrowers are ineligible, and the loan file did not contain any documentation confirming the co-borrower was a U.S. Citizen or Permanent Resident Alien as required.

Response 1 (XX/XX/XXXX 12:11PM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Appraisal Department Desk Review which supported the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302654918	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower as required. Response 1 (XX/XX/XXXX 7:26AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Appraisal Department Desk Review which supported the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302413518	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Appraisal Fee.	(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required. The borrower is a first time homebuyer and the loan application indicated borrower pays monthly rent of $XXXX per month. The guidelines required a VOR reflecting 0/30 in the past 12 months. Additionally, if rent is paid to an individual, canceled checks or other forms of documentation was required to support the monthly rent payment dates. Required documentation was not provided.

Response 1 (XX/XX/XXXX 1:57PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Large Deposits/Unacceptable-

Recent large deposits were not adequately sourced and/or documented. The subject is a purchase money mortgage and required funds for closing were $XXXX plus reserves of $XXXX for a total of $XXXX. XXXX account ending in #XXXX reflected large deposits of $XXXX on XX/XX/XXXX and $XXXX on XX/XX/XXXX. XXXX account ending in XXXX reflected a large manual deposit from brokerage of $XXXX on XX/XX/XXXX. The source of these 3 deposits was not provided as required. Without these funds included, the transaction was short of the required funds for closing and reserves.

Response 1 (XX/XX/XXXX 2:01PM)
Documentation received is sufficient. (Resolved)

(Open) Final Application - Missing-

								The Final application is missing as required by guides. The executed final loan application was not provided.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The subject Note amount was $XXXX. Guidelines required a XXXX desk review. Desk Review was not provided. Response 1 (XX/XX/XXXX 7:30AM) Documentation received is sufficient. (Resolved)	3	2	3	2	2	2	3	1	C	B	C	B	C	A	B	B	C	C	C	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B
XXXX	302337310	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file did not contain a XXXX Appraisal Department Desk Review as required for loan amounts > $1M to $1.5M. Response 1 (XX/XX/XXXX 3:41PM) A cover sheet was provided; however, the desk review is missing. (Upheld) Response 2 (XX/XX/XXXX 6:33PM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	302870766	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Other- There are additional appraisal findings. The loan file contained an appraisal and a XXXX Appraisal Department Desk Review which supported the qualifying appraised value of $XXXX; however, lender guidelines require 2 full appraisals for loan amounts > $1.5MM; therefore the appraisal docs in file were not sufficient. The subject loan amount is $XXXX. Response 1 (XX/XX/XXXX 1:20PM) Exception granted by Investor. (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	A	C	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
XXXX	302486643	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Recording Service Fee.

(Open) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)	(Clear) Verification Documentation - VOE/Missing-

A VOE is missing from the loan file. The loan file is missing a VOE for the Borrower. The file contains only a Business Search of the Borrower's employer.

Response 1 (XX/XX/XXXX 9:32AM)
Please provide XXXX's personal returns and business returns, k-1's, P/L and Balance Sheet for XXXX. (Upheld)

Response 2 (XX/XX/XXXX 2:35PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. The HOA fee for a rental condo located at XXXX, XX, was not included in the Borrowers debt. Public records, obtained through Redfin.com, documents the HOA fee as $XXXX resulting in a DTI increase from XX% to XX%, which exceeds the maximum DTI of XX%.

Response 1 (XX/XX/XXXX 4:47PM)
Conflict with public records must be resolved. (Upheld)

Response 2 (XX/XX/XXXX 7:31PM)
Part of the document is missing in at least 2 sections. Article V items 1 through 6 are missing. Page 10 in order ends with the first 2 paragraphs of Article IX. Page 11 in order begins with (c) (d) (e). There is no (a) or (b) and no way to determine if other pages are missing because the document does not contain page numbers. (Upheld)

Response 3 (XX/XX/XXXX 4:34PM)
No additional relevant documentation received. I order to utilize XXXXs income from XXXX to lower the DTI, a the 2019 K-1 is required. (Upheld)

Response 4 (XX/XX/XXXX 12:25PM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.0 is acceptable for loan amount up to $1M.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302488404	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5).	(Clear) Credit Report - Other- There are additional credit findings. The credit report reflects an extended fraud alert. No documentation was provided to confirm the lender contacted the borrower to confirm the loan application. Response 1 (XX/XX/XXXX 4:34PM) Evidence the borrower was contacted at the phone number on the credit report is required, or provision of the identity theft police report. (Upheld) Response 2 (XX/XX/XXXX 7:05PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan file contains one appraisal and acceptable Desk Review supportive of value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302482036	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists a debt that was not verified on the credit report and not independently verified. The application reflects an other monthly payment of $XXXX included in the subject PITI. The subject property is not located in a PUD and does not have any special assessments per the appraisal or title commitment. No notes or documentation in file for reviewer to determine what the monthly payment is for. Response 1 (XX/XX/XXXX 6:31PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Desk review supports appraised value for loan amounts $1.00MM to $1.5MM.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302527805	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) HELOC - Closure Letter-

Loan file does not contain evidence to verify HELOC Closure as required. The subject loan was delivered as a XX% LTV/CLTV rate and term refinance of a primary residence with the existing first mortgage and HELOC being paid off at closing. The Final Closing Disclosure reflected the 2 above referenced liens were paid off as required; however, the loan file did not contain a signed HELOC Closure letter confirming the existing lien with Central Loan Administration would be closed to further advances as required.

Response 1 (XX/XX/XXXX 10:50AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 2.0 which is acceptable for loan amounts up to $1M.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302523613	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal and Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required of which $XXXX was reimbursed at closing. There is a cost to cure in the amount of $XXXX required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 1:48PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.0.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302563659	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 1:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Contract - Missing-

The file contained no evidence of a properly executed sales contract. The file contained various addendums to the purchase contract; however, the fully executed Purchase Contract was not provided as required.

Response 1 (XX/XX/XXXX 7:04AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Credit Score-

The borrower's credit scores are below the minimum allowable per guidelines. The subject is a purchase money first mortgage and required a credit score of XXX. The qualifying credit score was XXX and below the minimum required. A loan exception requested and approved. The exception request noted the limited trades impacted the score and borrowers show good employment and stable income and reserves.

Response 1 (XX/XX/XXXX 7:05AM)
								Exception granted by Investor. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value with no variance.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	C	A	C	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	302551907	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) ROR - Timing-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (XX/XX/XXXX 1:46PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A 2nd full appraisal supports the appraised value for loan amounts > $1.5MM.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302551903	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. The subject loan was delivered as a XX% LTV/CLTV rate and term refinance of a primary residence with the existing XXXX and HELOC being paid off at closing. The Final Closing Disclosure reflected the 2 above referenced Liens being paid off as required; however, the loan file did not contain a Signed HELOC Closure Letter as required. Response 1 (XX/XX/XXXX 9:11AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- Appraisal - Performed by appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Appraisal Department Desk Review which supported a value of $XXXX which was within 10% of the origination appraisal value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302612945	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.20(a)

Response 1 (XX/XX/XXXX 4:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL/Missing-

The Service Provider List is missing. Note: Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included in the 10% tolerance bucket: Attorney, Certification, Courier, Endorsement, Escrow, Lender Title Insurance, Recording Service, Search and Survey. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(vi)(C)

Response 1 (XX/XX/XXXX 4:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than 10% test.Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions: Attorney's $XXXX, Lenders Title $XXXX, Recording Service $XXXX, Escrow/Settlement $XXXX, Survey $XXXX, Search $XXXX, Certification $XXXX, Courier $XXXX, Endorsement $XXXX and Recording $XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 4:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions: Processing $XXXX, Underwriting $XXXX, Appraisal $XXXX, Credit Report $XXXX, Flood Cert $XXXX, Tax service $XXXX, Transfer Taxes $XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 4:53PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 4:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(iii)(A)

Response 1 (XX/XX/XXXX 4:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

As a result of additional information provided upon rebuttal, the loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX, and consumer was not provided the disclosure within 3 days of the change, the increase to the following fee was not accepted as valid: Appraisal fee increase disclosed on CD XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 1:30PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Not completed by a licensed appraiser.- The appraisal provided was completed by an appraiser that was not appropriately licensed to complete the assignment. CU score 1.0. Subject loan amount is $XXXX which requires a XX Appraisal Department Desk Review. The desk review is not reflected in the loan file. Response 1 (XX/XX/XXXX 7:54PM) Documentation received is sufficient. (Resolved)	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	C	C	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	302587139	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 2 which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302587133	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review supporting the appraised value which is required for loan amounts < $1MM and CU scores exceeding 2.5%.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302587130	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Employment History-

Two full years of continuous employment history was not obtained for the borrower(s). The borrower started current employment XX/XX/XXXX. The file does not contain a VVOE verifying prior employment with XXXX from XX/XX/XXXX through XX/XX/XXXX and XXXX (owner) from XX/XX/XXXX through XX/XX/XXXX, per final application. The co-borrower started current employment XX/XX/XXXX. The contains a VVOE verifying prior employment with XXXX from XX/XX/XXXX through XX/XX/XXXX; however, is missing a VVOE verifying prior employment with XXXXX from XX/XX/XXXX through XX/XX/XXXX, per final application.

Response 1 (XX/XX/XXXX 10:45AM)
Still missing VVOE verifying prior employment with XXXX from XX/XX/XXXX through XX/XX/XXXX and XXXX (owner) from XX/XX/XXXX through XX/XX/XXXX, per final application. (Upheld)

Response 2 (XX/XX/XXXX 6:07PM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XX Appraisal Department Desk Review which supports the value in the origination appraisal report.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302672875	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee where 'compensation to' does not reflect a Payee on the revised CD issued on XX/XX/XXXX: Second Appraisal.

(Open) TRID - CD - Incorrect Section-

The Title - Doc Preparation fee was included in Section H of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Appraisal (LE XX/XX/XXXX). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 3:25PM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The subject is located in a PUD. An HO6 policy was provided which had a total coverage of $XXXX (including the ordinance or Law coverages). The estimated cost new from the appraisal was $XXXX. The H06 coverage was not sufficient to support the estimated cost new and a replacement cost estimate was not provided. File did not contain insurance coverage from the home owners master policy.

Response 1 (XX/XX/XXXX 12:15PM)
Documentation received is sufficient. (Resolved)

(Clear) AUS (LP/DU) - Missing-

The LP/DU AUS is missing from the loan file. The guidelines required that DU EarlyCheck be run at initial decision and final approval. The EarlyCheck documentation was not provided as required.

Response 1 (XX/XX/XXXX 9:42AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing P&L-

Self-Employed Borrower. Missing most current Profit and Loss Statement as required by Appendix Q. Borrower has ownership in multiple self employed businesses. The current Profit and Loss for the following businesses were not provided as required: XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX. and XXXX.

Response 1 (XX/XX/XXXX 9:47AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet as required by Appendix Q. The borrower has ownership in multiple self employed businesses. The balance sheets for the current year were not provided as required for the following businesses: XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX. and XXXX.

Response 1 (XX/XX/XXXX 9:48AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided which supported the appraised value with no variance.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302697081	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained the Desk Review for loan amounts > $1MM - $2MM supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302697076	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The credit report reflects a recent inquiry with XXXX on XX/XX/XXXX. The letter of explanation reflects a new auto loan. The application reflects a monthly payment of $XXXX and balance of $XXXX; however, the auto loan was not verified in the file.

Response 1 (XX/XX/XXXX 9:17AM)
Documentation received is sufficient. (Resolved)

(Clear) Subordination Note - Missing-

The subordinate mortgage Note was not completed correctly, is not fully executed or it is missing. According to the loan documentation, the borrowers obtained a 2nd mortgage (HELOC) with XXXX in the amount of $XXXX in addition to the subject 1st mortgage purchase transaction, and the Note is missing from the file.

Response 1 (XX/XX/XXXX 9:16AM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 10 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX 9:18AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Desk review supports the appraised value from loan amounts >$1MM to $2MM.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302703359	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing-

The LP/DU AUS is missing from the loan file. The guidelines required a DU Early Check to be run by underwriting at Initial decision and Final Approval. The DU approval was provided; however, the DU Early Check documents were not provided as required.

Response 1 (XX/XX/XXXX 10:14AM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. The appraisal provided has an effective date of XX/XX/XXXX. The Note date was XX/XX/XXXX. FEMA declared a major disaster on XX/XX/XXXX which was after the effective date of the effective date of the appraisal. Guidelines required a property reinspection prior to closing to verify if the property value and condition was impacted by the disaster. Reinspection of the property was not provided as required.

Response 1 (XX/XX/XXXX 5:36PM)
Upon further review, XXXX County, where the property is located, was not eligible for Individual Assistance, therefore, the property did not suffer a disaster. (Resolved)

(Clear) Assets - Other-

There are additional asset findings. Assets used in the transaction for funds to close were from REO net proceeds estimated at $XXXX from the sale of property located on XXXX. The Closing Disclosure from the sale of this property was not provided to support the net proceeds. Without these funds, the loan would be short of the required funds to close.

Response 1 (XX/XX/XXXX 2:27PM)
Documentation provided is not sufficient to clear the finding. The assets are still short by $XXXX. (Upheld)

Response 2 (XX/XX/XXXX 5:48PM)
File is still short $XXXX. Documentation of the $XXXX earnest money deposit clearance was not provided. (Upheld)

Response 3 (XX/XX/XXXX 6:03PM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

There was no explanation or support for the omission of one or more debts from the initial application. The credit report and final 1003 reflected a mortgage with XXXX on a property located on XXXX which was omitted from the liabilities. The file documentation indicated the property was being sold and the debt to be paid from the net proceeds. Documentation to support the sale of the property and to support the XXXX mortgage was paid in full was not provided. With this debt included, the DTI would exceed the maximum allowed.

Response 1 (XX/XX/XXXX 2:29PM)
Documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Verification Documentation - VOE Self-Employed/Missing-

A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for the: borrower. Borrower is self-employed with XXXX. Proof of existence of the business through a third party source, within 30 days of the Note date was not provided as required.

Response 1 (XX/XX/XXXX 12:39PM)
Accountant Letter in file within 5 days of Note Date for B1. TWN with 5 days of Note Date in file for B2. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. The borrower is self-employed and provided 2019 and 2020 personal tax returns and 1065 partnership returns for the self-employed business. Guidelines required the corresponding tax transcripts. The transcripts were not provided as required.

Response 1 (XX/XX/XXXX 12:42PM)
Jumbo Express guides requires Tax Transcripts for self-employed borrowers. (Upheld)

Response 2 (XX/XX/XXXX 5:52PM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided with a value of $XXXX and no variance.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302757053	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Appraisal (LE XX/XX/XXXX). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 2:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Per the AUS the reserves required is $XXXX. The verified total assets are $XXXX with $XXXX total cash to close leaving the reserve requirement short by $XXXX. Note: Some of the asset documentation provided is not legible and the XXXX 401K account statement is expired.

Response 1 (XX/XX/XXXX 1:37PM)
Disagree. The borrower required $XXXX POC, $XXXX Earnest Money, $XXXX cash at the table, and $XXXX in reserves for a grand total of $XXXX. The actual documented funds were $XXXX Earnest Money cleared on XX/XX/XXXX and $XXXX in XXXX for a grand total of $XXXX. Reserve shortage of $XXXX. (Upheld)

Response 2 (XX/XX/XXXX 9:37AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX Appraisal department review was performed, which supported the value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302737668	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee on the revised LE issued XX/XX/XXXX. The COC provided in the loan file did not provide a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 12:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

As a result of additional information provided upon rebuttal, The file failed one or more of the state threshold tests. This loan failed the per diem interest amount test. (XX Bus. Prof. Code §2948.5), The per diem interest amount charged on the loan ($XXXX) exceeds the per diem interest charge or credit threshold ($XXXX).

Response 1 (XX/XX/XXXX 12:25PM)
A PCCD issued on XX/XX/XXXX was provided to cure a tolerance fail. The Final CD had a funding date of XX/XX/XXXX and per diem started on XX/XX/XXXX The PCCD had an updated funding date of XX/XX/XXXX but still reflected a per diem date of XX/XX/XXXX causing a State of XX per diem test fail. If in fact, per diem was not collected until the updated funding date of XX/XX/XXXX a PCCD reflecting the correct dates and amount collected would need to be provided. An ALTA statement can be provided to verify the amounts paid by the borrower at disbursement.

Response 2 (XX/XX/XXXX 3:09PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DTI - Exceeds Guidelines- The DTI exceeds Originator Guidelines. The audit DTI of XX% exceeds the maximum guideline of XX% for a primary residence, credit score >XXX, XX%LTV and loan amount < $XXXX. The lender did not include the DTI the borrower's current residence total mortgage debt of $XXXX that was not sold or closed prior to the subject closing on XX/XX/XXXX. Response 1 (XX/XX/XXXX 7:38PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review supporting the appraised value which is required for loan amounts <$1MM and CU scores exceeding 2.5.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302771739	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing-

The LP/DU AUS is missing from the loan file. he guidelines required a DU Early Check to be run by underwriting at Initial decision and Final Approval. The DU approval was provided; however, the DU Early Check documents were not provided as required.

Response 1 (XX/XX/XXXX 6:00PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

There are additional asset findings. The DU approval and the file documented source of funds for closing were net proceeds from the sale of the borrower's prior residence on XXXX in the amount of $XXXX. The Closing Disclosure for the sale of this property was not provided to support the net proceeds. Without these funds, the assets are short of the required funds.

Response 1 (XX/XX/XXXX 6:01PM)
Awaiting Seller documentation. (Upheld)

Response 2 (XX/XX/XXXX 9:47AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value with no variance.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302774601	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Incorrect Section-

The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fees where 'compensation to' does not reflect a Payee on the revised CD issued on XX/XX/XXXX: Credit Report, Reinspection Fee, Second Appraisal Fee.

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the correct/complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. Total required assets $XXXX. Funds to close $XXXX plus $XXXX in reserves (15 months on the subject plus 2 months for the departing home). The application reflects total assets of $XXXX. The asset with XXXX XXXX in the amount of $XXXX was missing from the file resulting in a funds to close shortage of $XXXX.

Response 1 (XX/XX/XXXX 10:41AM)
The file is still $XXXX short of funds to close. (Upheld)

Response 2 (XX/XX/XXXX 5:57PM)
The wired deposits are not supported by depository accounts. (Upheld)

Response 3 (XX/XX/XXXX 2:47PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Total required assets $XXXX. Funds to close $XXXX plus $XXXX in reserves (15 months on the subject plus 2 months for the departing home). The application reflects total assets of $XXXX. The asset with XXXX XXXX in the amount of $XXXX was missing from the file resulting in a reserves shortage of $XXXX.

Response 1 (XX/XX/XXXX 2:13PM)
Explanation provided is not sufficient to clear the finding. The assets with XXXX with account #XXXX in the amount of $XXXX are missing from the file. (Upheld)

Response 2 (XX/XX/XXXX 10:37AM)
								Reserves determined by DU. Reserves not required. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Desk review appraisal supports the appraised value for loan amounts greater than $1M to $1.5M.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302784481	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: PUD Rider. Response 1 (XX/XX/XXXX 3:31PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) TRID - CD - Incorrect Section- The Title - CPL, Lenders Title Insurance and Settlement fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f), (g)	(Clear) Contract Addendum - Missing- The Sales Contract Addendum(s) is/are missing. The loan file was missing the sales contract addendum reflecting the seller contribution of $XXXX towards the borrower's closing costs. Response 1 (XX/XX/XXXX 7:03PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review supporting the appraised value which is required for loan amounts < $1MM and CU scores exceeding 2.5.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302836869	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Incorrect Section- The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section C since the provider of service was not listed on the Service Provider List. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)	(Clear) AUS - Risk Assessment- Investor guidelines require a DU Early Check at application and closing in addition the DU AUS Feedback. The Early Check results were missing. Response 1 (XX/XX/XXXX 7:01PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 1.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302856081	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Credit Report.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.8 (must be 2.5 or less) is acceptable for loan amount up to $1M.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302898201	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 1 which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302902804	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD. Credit Report.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of 1.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302925885	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A desk review completed by XXXX was provided and supported the appraised value with no variance.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302700690	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 2:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address, when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) AUS - Risk Assessment-

The initial and final Earlycheck are not reflected in the loan file.

Response 1 (XX/XX/XXXX 1:55PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

The file contains two appraisals by the same appraiser, both dated the same date, one with a value of $XXXX and the other with a value of $XXXX. The higher appraised value was used at origination which is the sales price for subject transaction. The file does not contain clarification as to why the value increased $XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX 9:57AM)
Reviewer could not determine what differences in the 2 appraisals made one appraisal $XXXX greater in value than the other. Please document and explain. (Upheld)

Response 2 (XX/XX/XXXX 2:02PM)
								Explanation and documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XX Appraisal Department Desk Review which supports the value in the origination appraisal report.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302736149	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Legal Addendum is missing: Exhibit A. Response 1 (XX/XX/XXXX 5:51PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Borrower - Residency Alien Documentation- The borrower indicates Permanent Resident Alien status, however, the loan file contained only the borrower's expired Permanent Resident card as of 2016. The borrower's updated Permanent Resident card was missing from the loan file. Response 1 (XX/XX/XXXX 9:40AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained the Desk Review required for loan amounts > $1MM to $2MM and a 2nd appraisal supporting the appraised value.	3	1	4	1	3	1	1	1	C	A	D	A	A	A	C	A	C	D	A	C	C	A	D	A	A	A	C	A	C	A	D	A	A	A	C	A	C	A	D	A	A	A	C	A	C	A	D	A	A	A	C	A
XXXX	302705549	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 1:26PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Incorrect Section-

The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)

(Open) TRID - CD - Transaction Information/Seller Info-

							The CD issued on XX/XX/XXXX does not reflect the Seller address. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) AUS - Risk Assessment- The initial and final EarlyCheck are not reflected in the loan file. Response 1 (XX/XX/XXXX 6:52PM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX 12:29PM) Client has provided updated guidelines with clarification that the Early Check was for internal purposes and not required as part of review. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.2.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302717215	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) Initial Escrow Statement - Missing- The Initial Escrow Account Statement is missing from the file. Although the loan file contained the Initial Escrow Account Statement it was cutoff and therefore it could not be determine if it was provided to the Borrower with 45 days of consummation. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.17(g), (h)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of 2.1.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302736145	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 3:06PM)
The documentation provided is not sufficient to cure the finding. The COC provided on XX/XX/XXXX for the appraisal increase states the reason for the increase is an updated Appraisal Invoice, this is not a valid reason. A detailed COC stating why the Appraiser requested the increase is required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX 10:56AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

(Open) TRID - CD - Section B incorrect payee-

							The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Assets - Other- A portion of the assets needed to close are from the sale of the borrowers departure residence located at XXXX. A sellers estimated settlement statement was provided in the loan file; however, it was not executed and was only an estimate. Response 1 (XX/XX/XXXX 3:41PM) Documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU Score is 1.9.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302741035	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The VVOE for the borrower in the loan file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. The VVOE for the co-borrower in the loan file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX 4:09PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained the Desk Review required for loan amounts > $1MM to $2MM supporting the appraised value.	4	1	4	1	1	1	1	1	D	A	D	A	A	A	A	A	D	D	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
XXXX	302757085	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.0 (must be 2.5 or less) is acceptable for loan amount up to $1M.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302784469	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 1.6.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302833191	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: X% of total loan amount (for loans > $XXXX). The following fees were included in the testing: Mortgage Broker Fee-$XXXX, Discount Points-$XXXX, and Underwriting Fee-$XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX 3:53PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

							The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Desk review supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302842536	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Notary Fee, Recording Service Fee, Tie-In Fee, and Title - Processing fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 2:48PM)
The documentation provided is not sufficient to cure the finding. The COC provided is for fee increases that occurred on XX/XX/XXXX and were disclosed on the CD issued on XX/XX/XXXX. This is not within 3 days of change as required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX 10:55AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Credit Report. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 10:56AM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 3.4. The loan file contains a XX Appraisal Department Desk Review which supports the value in the origination appraisal report.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B